Basis of Presentation and Going Concern (Details Narrative) (USD $)	6 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficiency	$ 1,233,449
Net Cash Provided By Used In Operating Activities	5,028
Working Capital Deficiency	$ 1,233,449